Statement of Changes in Equity Statement - USD ($) $ in Millions	Total	Total	Share capital and premium	Other capital reserves [1]	Retained earnings (Accumulated losses) [2]	Fair value through OCI	Actuarial gains (losses)	Foreign currency translation reserve [3]	Non- controlling interests
Equity beginning balance at Dec. 31, 2018	$ 2,694	$ 2,652	$ 7,171	$ 96	$ (3,227)	$ 37	$ (12)	$ (1,413)	$ 42
Profit (loss) for the year	(7)	(12)			(12)				5
Other comprehensive income (loss)	14	14				8	2	4
Total comprehensive income for the year, net of tax	7	2			(12)	8	2	4	5
Shares issued	28	28	28
Share-based payment for share awards net of exercised	(10)	(10)		(10)
Dividends paid (note 12)	(27)	(27)			(27)
Dividends of subsidiaries	(16)								(16)
Transactions with non-controlling interests	0	(4)		(4)					4
Translation	0	(1)		1	(2)				1
Equity ending balance at Dec. 31, 2019	2,676	2,640	7,199	83	(3,268)	45	(10)	(1,409)	36
Profit (loss) for the year	971	953			953				18
Other comprehensive income (loss)	124	124				92	10	22
Total comprehensive income for the year, net of tax	1,095	1,077			953	92	10	22	18
Shares issued	15	15	15
Share-based payment for share awards net of exercised	(3)	(3)		(3)
Dividends paid (note 12)	(38)	(38)			(38)
Dividends of subsidiaries	(9)								(9)
Recognition of joint operation	4	4			4
Transfer on disposal and derecognition of equity investments	0	0			6	(6)
Translation	0	0		(3)	2		1
Equity ending balance at Dec. 31, 2020	3,740	3,695	7,214	77	(2,341)	131	1	(1,387)	45
Profit (loss) for the year	646	622			622				24
Other comprehensive income (loss)	(105)	(105)				(78)	(2)	(25)
Total comprehensive income for the year, net of tax	541	517			622	(78)	(2)	(25)	24
Shares issued	9	9	9
Share-based payment for share awards net of exercised	11	11		11
Dividends paid (note 12)	(224)	(224)			(224)
Dividends of subsidiaries	(16)								(16)
Translation	0	1		(4)	6		(1)		(1)
Equity ending balance at Dec. 31, 2021	$ 4,061	$ 4,009	$ 7,223	$ 84	$ (1,937)	$ 53	$ (2)	$ (1,412)	$ 52

[1]	Other capital reserves include a surplus on disposal of Company shares held by companies prior to the formation of AngloGold Ashanti Limited of $9m (2020: $10m; 2019: $10m), surplus on equity transaction of joint venture of $36m (2020: $36m; 2019: $36m), equity items for share-based payments of $41m (2020: $33m; 2019:$39m) and other reserves.
[2]	Included in accumulated losses are retained earnings totalling $389m (2020: $391m; 2019: $378m) arising at the equity accounted investments and certain subsidiaries which may not be remitted without third party consent.
[3]	Foreign currency translation reserve includes a loss of $1,399m (2020: $1,396; 2019: $1,380m) that will not re-cycle through the Income statement on disposal of the non-foreign operations, and a loss of $13m (2020: $9m gain: 2019: $29m loss) relating to the foreign operations that will re-cycle through the Income statement on disposal.